CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net sales	[1]	$ 5,528,639	$ 4,253,710	$ 3,717,366
Cost of sales	[2]	2,866,648	2,345,858	2,307,172
Research and development expense	[3]	341,289	249,387	215,660
Sales and marketing	[4]	1,243,145	897,585	621,953
General and administrative	[5]	433,395	387,316	251,207
Related Party
Net sales		9,460	3,133	1,451
Cost of sales		231,491	1,037,844	1,413,098
Research and development expense		875	3,004	3,561
Sales and marketing		0	8,200	0
General and administrative expense, net of adjustments		$ (3,000)
General and administrative			$ 22,750	$ 0

[1]	Including amounts associated with related parties of $9,460, $3,133 and $1,451 for the years ended December 31, 2024, 2023 and 2022, respectively.
[2]	Including amounts associated with related parties of $231,491, $1,037,844 and $1,413,098 for the years ended December 31, 2024, 2023 and 2022, respectively.
[3]	Including amounts associated with related parties of $875, $3,004 and $3,561 for the years ended December 31, 2024, 2023 and 2022, respectively.
[4]	Including amounts associated with related parties of $0, $8,200 and $0 for the years ended December 31, 2024, 2023 and 2022, respectively.
[5]	Including amounts associated with related parties of $(3,000), $22,750 and $0 for the years ended December 31, 2024, 2023 and 2022, respectively.